AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 86.2%
Affiliated Mutual Fund — 7.6%
Fixed Income
AST T. Rowe Price Fixed Income Central Portfolio*	15,273,389	$155,177,637
(cost $156,975,613)(wa)
Common Stocks — 77.5%
Aerospace & Defense — 1.4%
AeroVironment, Inc.*	1,400	156,142
Airbus SE (France)	23,001	3,078,649
Boeing Co. (The)*	5,307	1,017,246
CAE, Inc. (Canada)*	11,883	277,423
Dassault Aviation SA (France)	15,484	2,916,410
General Dynamics Corp.	12,077	2,668,655
HEICO Corp. (Class A Stock)	2,574	332,612
Hexcel Corp.	4,510	293,781
Howmet Aerospace, Inc.	43,319	2,003,504
L3Harris Technologies, Inc.	14,032	2,443,252
Leonardo SpA (Italy)	90,525	1,303,910
Mercury Systems, Inc.*	5,000	185,450
Montana Aerospace AG (Germany), 144A*	32,869	403,760
Moog, Inc. (Class A Stock)	2,966	335,039
Northrop Grumman Corp.	9,180	4,040,944
Rolls-Royce Holdings PLC (United Kingdom)*	1,094,547	2,932,713
Safran SA (France)	14,032	2,198,944
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	12,504	201,815
Thales SA (France)	14,291	2,008,502
TransDigm Group, Inc.*	568	478,898
Triumph Group, Inc.*	16,102	123,341
		29,400,990
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	30,833	1,251,066
GXO Logistics, Inc.*	4,400	258,060
Sankyu, Inc. (Japan)	6,300	217,797
YTO Express Group Co. Ltd. (China) (Class A Stock)	94,400	195,001
		1,921,924
Automobile Components — 0.4%
Autoliv, Inc. (Sweden)	5,582	538,551
Bethel Automotive Safety Systems Co. Ltd. (China) (Class A Stock)	16,700	168,436
CIE Automotive SA (Spain)	12,103	327,177
Dowlais Group PLC (United Kingdom)	152,717	199,095
Forvia SE (France)*	34,300	705,670
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	81,846	415,255
Gentex Corp.	13,462	438,054
Hesai Group (China), ADR*(a)	3,073	30,730
Lear Corp.	2,411	323,556
Magna International, Inc. (Canada)	12,399	664,711
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	2,118	88,003
Musashi Seimitsu Industry Co. Ltd. (Japan)	18,500	200,912
	Shares	Value
Common Stocks (continued)
Automobile Components (cont’d.)
Nifco, Inc. (Japan)	6,900	$178,389
Nippon Seiki Co. Ltd. (Japan)	39,800	310,543
Niterra Co. Ltd. (Japan)	45,700	1,034,349
Stanley Electric Co. Ltd. (Japan)	89,300	1,410,143
Toyo Tire Corp. (Japan)	39,400	606,438
Vitesco Technologies Group AG (Germany)*	2,922	236,470
		7,876,482
Automobiles — 0.7%
General Motors Co.	18,857	621,715
Knaus Tabbert AG (Germany)	5,539	304,497
Mercedes-Benz Group AG (Germany)	18,843	1,311,412
Rivian Automotive, Inc. (Class A Stock)*(a)	26,400	640,992
Stellantis NV (XPAR)	62,434	1,196,289
Stellantis NV (MIB)	12,908	247,168
Tesla, Inc.*	22,899	5,729,788
Toyota Motor Corp. (Japan)	194,100	3,482,218
		13,534,079
Banks — 4.0%
Asia Commercial Bank JSC (Vietnam)	343,515	307,936
Axis Bank Ltd. (India)	228,377	2,842,778
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	2,297,453	630,532
Bank Central Asia Tbk PT (Indonesia)	3,391,400	1,932,199
Bank of America Corp.	261,529	7,160,664
BankUnited, Inc.	10,185	231,199
Barclays PLC (United Kingdom)	549,843	1,059,783
BAWAG Group AG (Austria), 144A*	67,113	3,067,468
BNP Paribas SA (France)	37,088	2,358,288
Capitec Bank Holdings Ltd. (South Africa)	8,571	774,998
Eagle Bancorp, Inc.	10,031	215,165
East West Bancorp, Inc.	17,656	930,648
Erste Group Bank AG (Austria)	27,381	945,655
FinecoBank Banca Fineco SpA (Italy)	35,894	433,430
First BanCorp. (Puerto Rico)	36,181	486,996
First Business Financial Services, Inc.	6,564	196,986
First Citizens BancShares, Inc. (Class A Stock)	320	441,632
First Horizon Corp.	24,386	268,734
First Internet Bancorp	13,428	217,668
Fukuoka Financial Group, Inc. (Japan)	10,000	239,266
HDFC Bank Ltd. (India)	159,832	2,931,305
Hilltop Holdings, Inc.	6,795	192,706
Hingham Institution for Savings The(a)	835	155,936
Home BancShares, Inc.	13,909	291,254
HSBC Holdings PLC (United Kingdom)	355,138	2,779,093
ICICI Bank Ltd. (India), ADR(a)	50,402	1,165,294
ING Groep NV (Netherlands)	295,861	3,899,468
JPMorgan Chase & Co.	106,909	15,503,943
KBC Group NV (Belgium)	15,317	953,585
Lloyds Banking Group PLC (United Kingdom)	2,417,093	1,298,932
Mitsubishi UFJ Financial Group, Inc. (Japan)	306,700	2,599,023
A1

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
National Bank of Canada (Canada)	37,242	$2,474,026
Nicolet Bankshares, Inc.	2,665	185,964
OFG Bancorp (Puerto Rico)	15,903	474,864
OTP Bank Nyrt (Hungary)	27,468	990,329
Pacific Premier Bancorp, Inc.	11,434	248,804
Park National Corp.	2,004	189,418
Pinnacle Financial Partners, Inc.	2,201	147,555
PNC Financial Services Group, Inc. (The)	21,109	2,591,552
Popular, Inc. (Puerto Rico)	8,060	507,861
Renasant Corp.	8,304	217,482
Saudi National Bank (The) (Saudi Arabia)	109,896	961,540
Seacoast Banking Corp. of Florida	11,049	242,636
Shore Bancshares, Inc.	16,231	170,750
SouthState Corp.(a)	4,268	287,492
Swedbank AB (Sweden) (Class A Stock)	127,476	2,343,188
TCS Group Holding PLC (Russia), GDR*^	8,149	1
U.S. Bancorp	8,812	291,325
UniCredit SpA (Italy)	94,026	2,240,300
United Overseas Bank Ltd. (Singapore)	82,200	1,712,071
Webster Financial Corp.	11,406	459,776
Wells Fargo & Co.	170,290	6,958,049
WesBanco, Inc.	10,939	267,130
Western Alliance Bancorp	17,616	809,808
WSFS Financial Corp.	7,559	275,903
		81,560,388
Beverages — 1.3%
Asahi Group Holdings Ltd. (Japan)	42,100	1,572,627
Boston Beer Co., Inc. (The) (Class A Stock)*	363	141,399
Coca-Cola Co. (The)	125,374	7,018,437
Coca-Cola Consolidated, Inc.	240	152,717
Constellation Brands, Inc. (Class A Stock)	5,470	1,374,775
Diageo PLC (United Kingdom)	31,903	1,176,204
Heineken NV (Netherlands)	36,747	3,239,672
Keurig Dr. Pepper, Inc.	29,807	941,007
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	5,567	1,381,982
PepsiCo, Inc.	42,923	7,272,873
Royal Unibrew A/S (Denmark)	3,884	299,963
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	62,000	504,864
Varun Beverages Ltd. (India)	68,390	776,456
		25,852,976
Biotechnology — 1.2%
AbbVie, Inc.	34,972	5,212,926
Abcam PLC (United Kingdom), ADR*	19,818	448,481
ACADIA Pharmaceuticals, Inc.*	6,267	130,604
Akero Therapeutics, Inc.*(a)	4,802	242,885
Alkermes PLC*	4,636	129,854
Allakos, Inc.*	20,509	46,556
Alnylam Pharmaceuticals, Inc.*	4,684	829,536
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Amgen, Inc.	13,667	$3,673,143
Argenx SE (Netherlands), ADR*	1,062	522,111
BeiGene Ltd. (China), ADR*	5,600	1,007,272
Biohaven Ltd.*	12,095	314,591
BioMarin Pharmaceutical, Inc.*	4,066	359,760
Blueprint Medicines Corp.*	5,959	299,261
Cerevel Therapeutics Holdings, Inc.*	8,796	192,017
Denali Therapeutics, Inc.*	4,300	88,709
Exact Sciences Corp.*	4,454	303,852
Exelixis, Inc.*	7,900	172,615
Genmab A/S (Denmark)*	3,359	1,189,256
Genus PLC (United Kingdom)	14,688	374,629
Horizon Therapeutics PLC*	4,783	553,345
IGM Biosciences, Inc.*	8,076	67,435
Insmed, Inc.*	13,774	347,794
Intellia Therapeutics, Inc.*(a)	6,976	220,581
Ionis Pharmaceuticals, Inc.*	5,040	228,614
Karuna Therapeutics, Inc.*	3,614	611,091
Kymera Therapeutics, Inc.*	7,479	103,958
Mirati Therapeutics, Inc.*	3,100	135,036
Neurocrine Biosciences, Inc.*	3,628	408,150
Prothena Corp. PLC (Ireland)*	4,793	231,262
RAPT Therapeutics, Inc.*	10,206	169,624
Regeneron Pharmaceuticals, Inc.*	2,965	2,440,076
Relay Therapeutics, Inc.*(a)	19,555	164,458
Replimune Group, Inc.*	10,492	179,518
REVOLUTION Medicines, Inc.*(a)	9,545	264,206
Sage Therapeutics, Inc.*(a)	4,570	94,051
Sarepta Therapeutics, Inc.*	2,150	260,623
Scholar Rock Holding Corp.*(a)	20,611	146,338
Seagen, Inc.*	8,452	1,793,092
Ultragenyx Pharmaceutical, Inc.*	6,558	233,793
United Therapeutics Corp.*	525	118,582
Vaxcyte, Inc.*	2,985	152,175
Xencor, Inc.*	10,243	206,397
Zealand Pharma A/S (Denmark)*	12,091	522,627
Zentalis Pharmaceuticals, Inc.*	6,986	140,139
		25,331,023
Broadline Retail — 1.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	45,614	3,956,558
Amazon.com, Inc.*	160,973	20,462,888
Isetan Mitsukoshi Holdings Ltd. (Japan)	45,900	531,758
Kohl’s Corp.(a)	21,928	459,611
MercadoLibre, Inc. (Brazil)*	2,366	2,999,804
Next PLC (United Kingdom)	8,884	787,936
Nordstrom, Inc.	8,704	130,038
Ollie’s Bargain Outlet Holdings, Inc.*	2,239	172,806
Ozon Holdings PLC (Russia), ADR*^(a)	6,700	1
Prosus NV (China)*	184,155	5,426,317
		34,927,717
Building Products — 0.5%
American Woodmark Corp.*	3,840	290,342
Apogee Enterprises, Inc.	6,701	315,483
Armstrong World Industries, Inc.	7,008	504,576

A2

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Assa Abloy AB (Sweden) (Class B Stock)	60,415	$1,312,732
Astral Ltd. (India)	22,830	524,263
Blue Star Ltd. (India)	34,543	363,497
Builders FirstSource, Inc.*(a)	2,877	358,158
Carel Industries SpA (Italy), 144A	21,496	514,519
Carlisle Cos., Inc.	1,440	373,334
Carrier Global Corp.	33,650	1,857,480
Daikin Industries Ltd. (Japan)	7,100	1,113,079
Genuit Group PLC (United Kingdom)	83,155	332,860
Gibraltar Industries, Inc.*	4,309	290,900
Reliance Worldwide Corp. Ltd.	35,762	88,873
Sanwa Holdings Corp. (Japan)	18,000	238,898
Seibu Giken Co. Ltd. (Japan)*	2,800	48,715
Simpson Manufacturing Co., Inc.	2,400	359,544
Trane Technologies PLC	8,147	1,653,108
Trex Co., Inc.*	4,260	262,544
		10,802,905
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	1,950	254,163
Ares Management Corp. (Class A Stock)(a)	3,243	333,607
Avantax, Inc.*	4,700	120,226
Avanza Bank Holding AB (Sweden)	9,219	158,984
Blue Owl Capital, Inc.	12,844	166,458
Bridgepoint Group PLC (United Kingdom), 144A	329,225	769,753
Charles Schwab Corp. (The)	113,314	6,220,939
CME Group, Inc.	8,786	1,759,133
Coinbase Global, Inc. (Class A Stock)*(a)	3,583	269,012
Deutsche Boerse AG (Germany)	7,220	1,246,871
Euronext NV (Netherlands), 144A	10,125	704,287
flatexDEGIRO AG (Germany)*	67,119	586,500
Goldman Sachs Group, Inc. (The)	13,887	4,493,417
Greenhill & Co., Inc.	8,748	129,470
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	37,300	1,384,306
Intermediate Capital Group PLC (United Kingdom)	49,845	836,671
Investec PLC (United Kingdom)	105,491	616,157
Julius Baer Group Ltd. (Switzerland)	34,877	2,232,404
KKR & Co., Inc.	13,771	848,294
London Stock Exchange Group PLC (United Kingdom)	22,327	2,237,744
LPL Financial Holdings, Inc.	3,527	838,191
Morgan Stanley	55,748	4,552,939
Morningstar, Inc.	1,393	326,296
MSCI, Inc.	509	261,158
Nordnet AB publ (Sweden)	17,946	236,010
Open Lending Corp.*	29,762	217,858
Partners Group Holding AG (Switzerland)	2,219	2,491,039
S&P Global, Inc.	6,573	2,401,840
Saudi Tadawul Group Holding Co. (Saudi Arabia)	4,823	248,397
Tikehau Capital SCA (France)	16,787	369,774
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
TMX Group Ltd. (Canada)	132,724	$2,852,357
Tradeweb Markets, Inc. (Class A Stock)	7,430	595,886
UBS Group AG (Switzerland)	77,943	1,919,907
Van Lanschot Kempen NV (Netherlands)	13,082	350,926
Veralto Corp.*(hh)	617	52,173
Virtus Investment Partners, Inc.	2,340	472,657
		43,555,804
Chemicals — 1.7%
Air Products & Chemicals, Inc.	4,731	1,340,765
Akzo Nobel NV (Netherlands)	51,144	3,687,404
Axalta Coating Systems Ltd.*	6,692	180,015
BASF SE (Germany)	18,655	844,418
Covestro AG (Germany), 144A*	32,492	1,747,256
Croda International PLC (United Kingdom)	12,180	727,531
DIC Corp. (Japan)	28,200	457,751
DSM-Firmenich AG (Switzerland)	6,835	577,577
Fuso Chemical Co. Ltd. (Japan)	7,000	183,677
Huntsman Corp.	10,893	265,789
Linde PLC	32,232	12,001,585
Lotte Chemical Corp. (South Korea)	5,442	552,500
Nippon Sanso Holdings Corp. (Japan)	32,300	764,751
Nippon Shokubai Co. Ltd. (Japan)	11,700	424,707
Nippon Soda Co. Ltd. (Japan)	22,000	809,014
Nutrien Ltd. (Canada)	60,449	3,733,330
Olin Corp.	5,604	280,088
Quaker Chemical Corp.(a)	1,580	252,800
RPM International, Inc.	15,066	1,428,407
Sakata INX Corp. (Japan)	56,600	487,027
Scotts Miracle-Gro Co. (The)	5,031	260,002
Sherwin-Williams Co. (The)	11,025	2,811,926
Sumitomo Seika Chemicals Co. Ltd. (Japan)	9,100	275,523
Tokai Carbon Co. Ltd. (Japan)	34,800	272,233
Tronox Holdings PLC	14,600	196,224
Victrex PLC (United Kingdom)	30,244	516,749
Westlake Corp.(a)	1,409	175,660
		35,254,709
Commercial Services & Supplies — 0.5%
ARC Document Solutions, Inc.	61,202	194,622
Brady Corp. (Class A Stock)	5,800	318,536
Cintas Corp.	717	344,884
Clean Harbors, Inc.*	2,124	355,473
Daiei Kankyo Co. Ltd. (Japan)	35,300	497,865
Deluxe Corp.(a)	17,000	321,130
Downer EDI Ltd. (Australia)	331,686	874,233
Norva24 Group AB (Sweden)*	118,800	209,076
OPENLANE, Inc.*	11,511	171,744
SPIE SA (France)	39,531	1,147,259
Stericycle, Inc.*	8,768	392,017
UniFirst Corp.	1,407	229,355
Waste Connections, Inc.	33,608	4,513,554
		9,569,748

A3

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment — 0.1%
CommScope Holding Co., Inc.*	22,800	$76,608
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	62,100	257,589
Lumentum Holdings, Inc.*(a)	5,127	231,638
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	258,727	1,260,456
Viavi Solutions, Inc.*	34,329	313,767
		2,140,058
Construction & Engineering — 0.2%
Arcosa, Inc.	4,100	294,790
Comfort Systems USA, Inc.	1,860	316,963
Larsen & Toubro Ltd. (India)	57,799	2,100,005
MasTec, Inc.*	4,200	302,274
SNC-Lavalin Group, Inc. (Canada)	14,921	497,751
WillScot Mobile Mini Holdings Corp.*	15,181	631,378
Worley Ltd. (Australia)	76,254	846,640
		4,989,801
Construction Materials — 0.2%
Heidelberg Materials AG (Germany)	11,635	901,136
Martin Marietta Materials, Inc.	1,870	767,598
Summit Materials, Inc. (Class A Stock)*	10,373	323,015
Taiheiyo Cement Corp. (Japan)	74,800	1,325,446
		3,317,195
Consumer Finance — 0.5%
Aiful Corp. (Japan)	349,300	906,354
Ally Financial, Inc.	10,050	268,134
American Express Co.	35,516	5,298,632
CreditAccess Grameen Ltd. (India)*	24,630	390,054
Funding Circle Holdings PLC (United Kingdom), 144A*	213,920	101,015
LendingTree, Inc.*	8,380	129,890
OneMain Holdings, Inc.	13,112	525,660
PROG Holdings, Inc.*	4,157	138,054
Shriram Finance Ltd. (India)	48,471	1,118,580
SLM Corp.	16,985	231,336
SoFi Technologies, Inc.*(a)	27,763	221,826
		9,329,535
Consumer Staples Distribution & Retail — 0.9%
BJ’s Wholesale Club Holdings, Inc.*(a)	8,828	630,054
Casey’s General Stores, Inc.	1,122	304,645
Costco Wholesale Corp.	3,162	1,786,404
CP ALL PCL (Thailand)	475,700	788,894
Dollar General Corp.	12,967	1,371,909
JD Health International, Inc. (China), 144A*	151,400	778,024
Jeronimo Martins SGPS SA (Portugal)	55,917	1,255,796
MatsukiyoCocokara & Co. (Japan)	59,400	1,064,034
Performance Food Group Co.*(a)	3,988	234,734
PriceSmart, Inc.	2,617	194,783
Raia Drogasil SA (Brazil)	178,414	979,998
Redcare Pharmacy NV (Netherlands), 144A*	8,219	873,765
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Seven & i Holdings Co. Ltd. (Japan)	56,300	$2,204,157
Sprouts Farmers Market, Inc.*(a)	4,555	194,954
Target Corp.	8,895	983,520
Walmart, Inc.	36,441	5,828,009
		19,473,680
Containers & Packaging — 0.3%
Amcor PLC, CDI	77,869	710,133
Avery Dennison Corp.	11,920	2,177,426
Ball Corp.	16,943	843,422
Crown Holdings, Inc.	3,667	324,456
Graphic Packaging Holding Co.	15,024	334,735
Klabin SA (Brazil), UTS	124,300	591,758
O-I Glass, Inc.*	12,600	210,798
		5,192,728
Diversified Consumer Services — 0.2%
Auction Technology Group PLC (United Kingdom)*	30,509	242,212
Bright Horizons Family Solutions, Inc.*	5,473	445,831
Duolingo, Inc.*	1,918	318,139
Frontdoor, Inc.*	5,850	178,951
Graham Holdings Co. (Class B Stock)	341	198,803
IDP Education Ltd. (Australia)	21,731	297,393
Pearson PLC (United Kingdom)	79,624	840,094
Service Corp. International	22,794	1,302,449
Strategic Education, Inc.	4,171	313,868
		4,137,740
Diversified REITs — 0.0%
WP Carey, Inc.	7,224	390,674
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	7,830	247,115
BT Group PLC (United Kingdom)	164,234	233,222
Deutsche Telekom AG (Germany)	245,927	5,158,763
GCI Liberty, Inc. (Class A Stock)*^	5,713	1
Helios Towers PLC (Tanzania)*	277,644	247,590
KT Corp. (South Korea), ADR(a)	82,874	1,062,445
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	4,867	90,332
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	18,969	154,787
Nippon Telegraph & Telephone Corp. (Japan)	3,556,600	4,209,718
Sarana Menara Nusantara Tbk PT (Indonesia)	14,113,100	876,324
		12,280,297
Electric Utilities — 0.9%
Constellation Energy Corp.	43,277	4,720,655
Enel SpA (Italy)	338,090	2,073,420
Evergy, Inc.	16,377	830,314
FirstEnergy Corp.	18,521	633,048
Iberdrola SA (Spain)	171,830	1,921,824
IDACORP, Inc.	3,951	370,011
NextEra Energy, Inc.	75,765	4,340,577
NRG Energy, Inc.	18,922	728,875

A4

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
OGE Energy Corp.(a)	8,368	$278,905
Southern Co. (The)	28,894	1,870,020
		17,767,649
Electrical Equipment — 0.7%
AMETEK, Inc.	18,437	2,724,251
Atkore, Inc.*	3,212	479,198
Hongfa Technology Co. Ltd. (China) (Class A Stock)	84,840	391,362
Hubbell, Inc.	5,548	1,738,799
Idec Corp. (Japan)(a)	21,100	418,354
Mitsubishi Electric Corp. (Japan)	98,000	1,210,738
NARI Technology Co. Ltd. (China) (Class A Stock)	483,303	1,471,884
Plug Power, Inc.*(a)	25,414	193,146
Polycab India Ltd. (India)	8,751	561,906
Prysmian SpA (Italy)	23,641	948,909
Schneider Electric SE	8,575	1,413,093
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	109,200	460,866
Shoals Technologies Group, Inc. (Class A Stock)*	7,986	145,745
Signify NV, 144A	31,872	855,213
Sunrun, Inc.*(a)	13,600	170,816
Thermon Group Holdings, Inc.*	11,498	315,850
Warom Technology, Inc. Co. (China) (Class A Stock)	133,300	398,213
		13,898,343
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	32,905	2,763,691
Avnet, Inc.	8,311	400,507
Badger Meter, Inc.	2,112	303,853
Belden, Inc.	3,672	354,532
BOE Varitronix Ltd. (China)	182,000	167,908
Cognex Corp.	6,976	296,061
Coherent Corp.*	6,483	211,605
Daiwabo Holdings Co. Ltd. (Japan)	22,500	431,387
Dexerials Corp. (Japan)	5,200	128,037
Hexagon AB (Sweden) (Class B Stock)	76,542	651,429
Horiba Ltd. (Japan)	8,800	475,425
Itron, Inc.*	3,300	199,914
Keyence Corp. (Japan)	4,600	1,701,199
Littelfuse, Inc.	1,767	437,015
Murata Manufacturing Co. Ltd. (Japan)	83,600	1,525,045
National Instruments Corp.	4,234	252,431
Nippon Ceramic Co. Ltd. (Japan)	9,400	167,297
Novanta, Inc.*	2,138	306,675
Renishaw PLC (United Kingdom)	7,112	304,964
Sensirion Holding AG (Switzerland), 144A*	2,462	197,041
Shimadzu Corp. (Japan)	36,700	973,478
SUPCON Technology Co. Ltd. (China) (Class A Stock)	21,694	142,081
TE Connectivity Ltd.	35,553	4,391,862
		16,783,437
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services — 1.1%
ChampionX Corp.	5,361	$190,959
China Oilfield Services Ltd. (China) (Class A Stock)	203,400	451,222
Expro Group Holdings NV*	21,043	488,829
Halliburton Co.	108,584	4,397,652
Liberty Energy, Inc.	7,322	135,603
Modec, Inc. (Japan)*	26,300	322,935
Natural Gas Services Group, Inc.*	7,588	110,481
Noble Corp. PLC	6,100	308,965
NOV, Inc.	26,199	547,559
Schlumberger NV	157,832	9,201,606
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,046	356,105
Seadrill Ltd. (Norway)*	23,404	1,048,265
Subsea 7 SA (United Kingdom)	33,260	456,980
TechnipFMC PLC (United Kingdom)	89,990	1,830,397
TGS ASA (Norway)	52,720	719,606
Tidewater, Inc.*	7,136	507,155
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	101,900	444,113
		21,518,432
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	1,278	10,211
Endeavor Group Holdings, Inc. (Class A Stock)	7,825	155,717
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	2,809	158,821
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	32,263	2,009,985
Netflix, Inc.*	8,241	3,111,802
ROBLOX Corp. (Class A Stock)*	11,211	324,671
Sea Ltd. (Singapore), ADR*(a)	47,029	2,066,924
Sphere Entertainment Co.*	3,186	118,392
TKO Group Holdings, Inc.(a)	1,900	159,714
Ubisoft Entertainment SA (France)*	35,634	1,154,785
Walt Disney Co. (The)*	3,141	254,578
Warner Music Group Corp. (Class A Stock)	6,480	203,472
		9,729,072
Financial Services — 2.9%
Adyen NV (Netherlands), 144A*	1,376	1,020,213
Affirm Holdings, Inc.*(a)	20,521	436,482
Apollo Global Management, Inc.	23,292	2,090,690
Banca Mediolanum SpA (Italy)	150,193	1,279,854
Berkshire Hathaway, Inc. (Class B Stock)*	30,998	10,858,599
BFF Bank SpA (Italy), 144A	44,124	440,150
Block, Inc.*	12,902	571,043
Corebridge Financial, Inc.	73,299	1,447,655
Edenred SE (France)	6,508	407,115
eGuarantee, Inc. (Japan)	10,500	136,710
Element Fleet Management Corp. (Canada)	51,138	733,797
Equitable Holdings, Inc.	23,381	663,787
Euronet Worldwide, Inc.*	1,979	157,093

A5

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Fiserv, Inc.*	67,721	$7,649,764
FleetCor Technologies, Inc.*	8,826	2,253,631
Global Payments, Inc.	7,777	897,388
Hypoport SE (Germany)*	1,616	217,853
Mastercard, Inc. (Class A Stock)	18,954	7,504,078
Ocwen Financial Corp.*	5,468	141,512
ORIX Corp. (Japan)	82,400	1,538,606
Payoneer Global, Inc.*	40,001	244,806
Radian Group, Inc.	10,080	253,109
Syncona Ltd.*	140,567	199,615
TFS Financial Corp.(a)	12,913	152,632
Tokyo Century Corp. (Japan)	11,200	446,439
Visa, Inc. (Class A Stock)(a)	74,472	17,129,305
Voya Financial, Inc.	4,934	327,864
WEX, Inc.*	1,181	222,134
		59,421,924
Food Products — 1.1%
Barry Callebaut AG (Switzerland)	916	1,456,663
Calbee, Inc. (Japan)	46,100	876,885
Cal-Maine Foods, Inc.	3,259	157,801
Darling Ingredients, Inc.*	10,641	555,460
Flowers Foods, Inc.	18,553	411,506
Freshpet, Inc.*(a)	1,305	85,974
General Mills, Inc.	13,574	868,600
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	59,400	216,891
Kerry Group PLC (Ireland) (Class A Stock)	10,197	852,005
Kraft Heinz Co. (The)	27,491	924,797
Maple Leaf Foods, Inc. (Canada)	12,237	235,145
Mondelez International, Inc. (Class A Stock)	141,463	9,817,532
Nestle SA	46,358	5,247,541
Post Holdings, Inc.*	1,657	142,071
Simply Good Foods Co. (The)*	5,402	186,477
		22,035,348
Gas Utilities — 0.1%
Atmos Energy Corp.	12,206	1,292,982
China Resources Gas Group Ltd. (China)	137,200	401,181
National Fuel Gas Co.	4,337	225,134
Southwest Gas Holdings, Inc.	1,651	99,737
UGI Corp.	10,874	250,102
		2,269,136
Ground Transportation — 1.5%
Canadian National Railway Co. (Canada)(a)	20,353	2,204,840
Canadian Pacific Kansas City Ltd. (Canada)(a)	26,656	1,983,473
CSX Corp.	162,530	4,997,797
J.B. Hunt Transport Services, Inc.	8,330	1,570,372
Knight-Swift Transportation Holdings, Inc.	4,600	230,690
Landstar System, Inc.	1,080	191,095
	Shares	Value
Common Stocks (continued)
Ground Transportation (cont’d.)
Localiza Rent a Car SA (Brazil)	76,941	$898,516
Lyft, Inc. (Class A Stock)*	12,000	126,480
Norfolk Southern Corp.	9,192	1,810,181
Old Dominion Freight Line, Inc.	6,634	2,714,235
RXO, Inc.*	7,900	155,867
Saia, Inc.*	2,610	1,040,476
Uber Technologies, Inc.*	93,048	4,279,278
Union Pacific Corp.	39,427	8,028,520
XPO, Inc.*	3,600	268,776
		30,500,596
Health Care Equipment & Supplies — 2.0%
Alcon, Inc. (Switzerland)	40,573	3,130,915
Align Technology, Inc.*	720	219,830
Becton, Dickinson & Co.	29,005	7,498,663
Cochlear Ltd. (Australia)	1,835	300,542
DiaSorin SpA (Italy)	14,796	1,347,362
Eiken Chemical Co. Ltd. (Japan)	27,600	251,891
Enovis Corp.*	6,159	324,764
Envista Holdings Corp.*	4,594	128,081
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	19,599	252,691
GE HealthCare Technologies, Inc.	59,897	4,075,392
Haemonetics Corp.*	2,460	220,367
ICU Medical, Inc.*	1,807	215,051
Inari Medical, Inc.*	2,827	184,886
Inspire Medical Systems, Inc.*	1,154	229,000
Intuitive Surgical, Inc.*	11,077	3,237,696
iRhythm Technologies, Inc.*(a)	1,326	124,989
Koninklijke Philips NV (Netherlands)*	101,077	2,016,714
Medtronic PLC	32,866	2,575,380
Nakanishi, Inc. (Japan)	17,300	404,367
Nevro Corp.*	4,557	87,585
Nipro Corp. (Japan)	69,500	561,395
Novocure Ltd.*	5,266	85,046
Olympus Corp. (Japan)	141,400	1,835,865
OraSure Technologies, Inc.*	14,700	87,171
Penumbra, Inc.*	1,814	438,825
PROCEPT BioRobotics Corp.*(a)	8,075	264,941
QuidelOrtho Corp.*	2,440	178,217
Schott Pharma AG & Co. KGaA (Germany)*	30,084	1,006,351
Shandong Pharmaceutical Glass Co. Ltd. (China) (Class A Stock)	282,200	1,078,303
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	378,000	331,245
Shockwave Medical, Inc.*	1,338	266,396
Smith & Nephew PLC (United Kingdom)	172,685	2,143,120
Stryker Corp.	17,226	4,707,349
Teleflex, Inc.	1,287	252,780
		40,063,170
Health Care Providers & Services — 2.9%
agilon health, Inc.*	16,177	287,304
Amedisys, Inc.*	1,720	160,648
Amplifon SpA (Italy)	70,154	2,076,634

A6

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Apollo Medical Holdings, Inc.*(a)	3,900	$120,315
Bumrungrad Hospital PCL (Thailand)	32,200	236,423
Cencora, Inc.(a)	40,684	7,321,899
Chemed Corp.	615	319,615
Cigna Group (The)	5,193	1,485,561
dentalcorp Holdings Ltd. (Canada)*	38,822	168,636
Elevance Health, Inc.	32,468	14,137,217
Fresenius SE & Co. KGaA (Germany)	32,213	1,000,543
Guardant Health, Inc.*	6,301	186,762
HCA Healthcare, Inc.	12,563	3,090,247
Humana, Inc.	8,965	4,361,652
Integrated Diagnostics Holdings PLC (Egypt), 144A*	287,081	110,419
McKesson Corp.	9,746	4,238,048
Molina Healthcare, Inc.*	4,162	1,364,678
Pediatrix Medical Group, Inc.*	16,066	204,199
Pennant Group, Inc. (The)*	9,262	103,086
Progyny, Inc.*	5,400	183,708
Select Medical Holdings Corp.	21,062	532,237
Tenet Healthcare Corp.*	26,915	1,773,429
UnitedHealth Group, Inc.	30,331	15,292,587
		58,755,847
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc.(a)	98,994	1,511,638
Omega Healthcare Investors, Inc.(a)	5,953	197,401
Ventas, Inc.(a)	28,982	1,221,012
Welltower, Inc.(a)	40,064	3,282,043
		6,212,094
Health Care Technology — 0.2%
Phreesia, Inc.*	4,892	91,383
Simulations Plus, Inc.	4,423	184,439
Veeva Systems, Inc. (Class A Stock)*	14,122	2,873,121
		3,148,943
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.(a)	96,001	1,472,655
Braemar Hotels & Resorts, Inc.	22,449	62,184
Host Hotels & Resorts, Inc.(a)	23,331	374,929
Pebblebrook Hotel Trust(a)	50,819	690,630
RLJ Lodging Trust	8,300	81,257
Xenia Hotels & Resorts, Inc.(a)	8,737	102,922
		2,784,577
Hotels, Restaurants & Leisure — 1.7%
Amadeus IT Group SA (Spain)	44,154	2,667,021
Aramark	1,600	55,520
Arcos Dorados Holdings, Inc. (Brazil) (Class A Stock)	20,000	189,200
Bloomin’ Brands, Inc.	7,647	188,040
Booking Holdings, Inc.*	1,637	5,048,426
Brinker International, Inc.*	4,840	152,896
Carrols Restaurant Group, Inc.*	14,300	94,237
Cava Group, Inc.*(a)	12,140	371,848
Cheesecake Factory, Inc. (The)(a)	7,040	213,312
Chipotle Mexican Grill, Inc.*	962	1,762,221
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Denny’s Corp.*	22,915	$194,090
DoorDash, Inc. (Class A Stock)*	15,198	1,207,785
DraftKings, Inc. (Class A Stock)*	21,613	636,287
Galaxy Entertainment Group Ltd. (Macau)	174,000	1,041,150
H World Group Ltd. (China)*	145,800	573,353
Hilton Worldwide Holdings, Inc.	31,190	4,684,114
InterContinental Hotels Group PLC (United Kingdom)	21,130	1,562,655
Las Vegas Sands Corp.	19,957	914,829
Light & Wonder, Inc.*	2,600	185,458
Marriott International, Inc. (Class A Stock)	11,366	2,234,101
Marriott Vacations Worldwide Corp.	2,702	271,902
McDonald’s Corp.	20,375	5,367,590
Noodles & Co.*	35,800	88,068
Norwegian Cruise Line Holdings Ltd.*	28,478	469,317
Planet Fitness, Inc. (Class A Stock)*	3,176	156,196
Trainline PLC (United Kingdom), 144A*	124,462	424,236
Travel + Leisure Co.	7,080	260,048
Vail Resorts, Inc.	660	146,447
Wendy’s Co. (The)	3,738	76,293
Wingstop, Inc.	1,931	347,271
Yum China Holdings, Inc. (China)	35,648	1,986,307
Yum! Brands, Inc.	12,921	1,614,350
Zomato Ltd. (India)*	435,532	530,478
		35,715,046
Household Durables — 0.3%
Ariston Holding NV (Italy)	44,831	291,568
Cairn Homes PLC (Ireland)	411,141	476,998
Cavco Industries, Inc.*	420	111,577
Century Communities, Inc.	5,067	338,374
Dixon Technologies India Ltd. (India)	4,307	273,592
Haier Smart Home Co. Ltd. (China) (Class H Stock)	125,200	391,321
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	93,110	519,140
KB Home	6,900	319,332
MDC Holdings, Inc.	9,222	380,223
Persimmon PLC (United Kingdom)	16,217	212,386
Skyline Champion Corp.*	1,988	126,676
Sony Group Corp. (Japan)	19,500	1,594,624
Taylor Wimpey PLC (United Kingdom)	570,531	813,680
Tempur Sealy International, Inc.	7,148	309,794
		6,159,285
Household Products — 0.6%
Colgate-Palmolive Co.	50,832	3,614,664
Essity AB (Sweden) (Class B Stock)	103,080	2,223,152
Procter & Gamble Co. (The)	47,969	6,996,758
WD-40 Co.	747	151,820
		12,986,394
Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. (Class C Stock)	3,292	69,659

A7

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Electric Power Development Co. Ltd. (Japan)	34,800	$561,932
NTPC Ltd. (India)	1,029,047	3,037,370
Vistra Corp.	10,400	345,072
		4,014,033
Industrial Conglomerates — 1.4%
CK Hutchison Holdings Ltd. (United Kingdom)	139,000	737,964
Fosun International Ltd. (China)	597,000	375,821
General Electric Co.	114,927	12,705,180
Hikari Tsushin, Inc. (Japan)	7,900	1,203,135
Hitachi Ltd. (Japan)	44,500	2,758,002
Honeywell International, Inc.	21,024	3,883,974
Siemens AG (Germany)	29,803	4,259,109
SM Investments Corp. (Philippines)	89,090	1,327,374
Smiths Group PLC (United Kingdom)	50,287	990,049
		28,240,608
Industrial REITs — 0.8%
Americold Realty Trust, Inc.	6,900	209,829
EastGroup Properties, Inc.	16,282	2,711,441
Innovative Industrial Properties, Inc.(a)	1,056	79,897
Prologis, Inc.	63,337	7,107,045
Rexford Industrial Realty, Inc.(a)	85,220	4,205,607
Terreno Realty Corp.(a)	41,335	2,347,828
		16,661,647
Insurance — 3.3%
AIA Group Ltd. (Hong Kong)	585,600	4,735,833
Allstate Corp. (The)	23,958	2,669,161
Aon PLC (Class A Stock)	8,487	2,751,655
Argo Group International Holdings Ltd.	2,601	77,614
ASR Nederland NV (Netherlands)	18,157	679,383
AXA SA (France)	109,032	3,234,856
Axis Capital Holdings Ltd.	6,557	369,618
Chubb Ltd.	59,988	12,488,302
CNO Financial Group, Inc.	11,514	273,227
Definity Financial Corp. (Canada)	66,054	1,823,689
Fidelity National Financial, Inc.	7,587	313,343
First American Financial Corp.	4,465	252,228
Hanover Insurance Group, Inc. (The)	2,711	300,867
Hartford Financial Services Group, Inc. (The)	43,585	3,090,612
HDFC Life Insurance Co. Ltd. (India), 144A	173,226	1,326,784
Hiscox Ltd. (United Kingdom)	27,232	332,956
Kemper Corp.	5,516	231,838
Markel Group, Inc.*	223	328,365
Marsh & McLennan Cos., Inc.	33,804	6,432,901
MetLife, Inc.	91,329	5,745,507
Old Republic International Corp.	8,904	239,874
Progressive Corp. (The)	48,553	6,763,433
Prudential PLC (Hong Kong)	186,097	2,000,419
Reinsurance Group of America, Inc.	2,670	387,657
RenaissanceRe Holdings Ltd. (Bermuda)	3,396	672,136
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Sampo OYJ (Finland) (Class A Stock)	39,685	$1,715,642
Selective Insurance Group, Inc.	2,659	274,329
Sompo Holdings, Inc. (Japan)	28,100	1,204,276
Sun Life Financial, Inc. (Canada)	24,266	1,183,956
Travelers Cos., Inc. (The)	19,559	3,194,180
Zurich Insurance Group AG (Switzerland)	3,901	1,784,925
		66,879,566
Interactive Media & Services — 2.4%
Alphabet, Inc. (Class A Stock)*	23,475	3,071,938
Alphabet, Inc. (Class C Stock)*	167,255	22,052,572
Baidu, Inc. (China), ADR*(a)	8,232	1,105,969
Baltic Classifieds Group PLC (United Kingdom)	166,267	394,955
IAC, Inc.*	2,410	121,440
Info Edge India Ltd. (India)	5,120	256,010
JOYY, Inc. (China), ADR(a)	16,020	610,522
Kanzhun Ltd. (China), ADR*(a)	70,109	1,063,554
LY Corp. (Japan)	482,400	1,338,231
Meta Platforms, Inc. (Class A Stock)*	43,195	12,967,571
NAVER Corp. (South Korea)	8,878	1,327,392
Pinterest, Inc. (Class A Stock)*	43,881	1,186,103
Rightmove PLC (United Kingdom)	171,053	1,167,317
Scout24 SE (Germany), 144A	4,554	315,768
Snap, Inc. (Class A Stock)*(a)	13,576	120,962
Tencent Holdings Ltd. (China)	38,600	1,496,289
Ziff Davis, Inc.*	2,778	176,931
ZoomInfo Technologies, Inc.*	12,031	197,308
		48,970,832
IT Services — 1.0%
Accenture PLC (Class A Stock)	16,853	5,175,725
Adesso SE (Germany)	2,081	224,900
CANCOM SE (Germany)	12,011	319,724
Capgemini SE (France)	11,469	2,001,269
CI&T, Inc. (Brazil) (Class A Stock)*	25,681	166,927
Cloudflare, Inc. (Class A Stock)*	7,820	492,973
FPT Corp. (Vietnam)	157,228	599,380
Fujitsu Ltd. (Japan)	13,300	1,564,227
GoDaddy, Inc. (Class A Stock)*	5,988	445,986
Keywords Studios PLC (Ireland)	33,194	624,102
MongoDB, Inc.*	5,320	1,839,975
Nagarro SE (Germany)*(a)	3,115	224,715
Okta, Inc.*	3,974	323,921
Shopify, Inc. (Canada) (Class A Stock) (NYSE)*	60,328	3,292,099
Shopify, Inc. (Canada) (Class A Stock) (XTSE)*	14,919	814,353
Snowflake, Inc. (Class A Stock)*	10,749	1,642,125
Twilio, Inc. (Class A Stock)*(a)	4,930	288,553
		20,040,954
Leisure Products — 0.1%
BRP, Inc.	10,441	790,311
Brunswick Corp.	3,685	291,115
Mattel, Inc.*	12,390	272,952

A8

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Peloton Interactive, Inc. (Class A Stock)*(a)	14,487	$73,159
Polaris, Inc.(a)	1,174	122,260
Spin Master Corp. (Canada), 144A	19,950	501,596
		2,051,393
Life Sciences Tools & Services — 1.5%
10X Genomics, Inc. (Class A Stock)*	4,366	180,098
Adaptive Biotechnologies Corp.*	14,408	78,524
Agilent Technologies, Inc.	20,482	2,290,297
Avantor, Inc.*	28,902	609,254
Bruker Corp.	1,417	88,279
CryoPort, Inc.*	6,700	91,857
Danaher Corp.	34,618	8,588,726
Eurofins Scientific SE (Luxembourg)	29,596	1,667,946
Evotec SE (Germany)*	85,103	1,694,118
Lonza Group AG (Switzerland)	2,246	1,038,881
Olink Holding AB (Sweden), ADR*(a)	51,659	761,970
Oxford Nanopore Technologies PLC (United Kingdom)*	84,687	211,991
Repligen Corp.*(a)	1,639	260,617
SKAN Group AG (Switzerland)	2,081	176,578
Thermo Fisher Scientific, Inc.	22,364	11,319,986
West Pharmaceutical Services, Inc.	2,218	832,216
		29,891,338
Machinery — 1.8%
Aalberts NV (Netherlands)	8,429	307,561
Aida Engineering Ltd. (Japan)	32,300	216,327
Alstom SA (France)	39,339	934,978
ATS Corp. (Canada)*	9,081	387,108
Caterpillar, Inc.	4,607	1,257,711
Cummins, Inc.	16,648	3,803,402
Daimler Truck Holding AG (Germany)	63,544	2,200,164
Deere & Co.	1,919	724,192
Douglas Dynamics, Inc.	9,551	288,249
Dover Corp.	4,115	574,084
Enerpac Tool Group Corp.	6,226	164,553
Esab Corp.	7,858	551,789
Fluidra SA (Spain)	102,225	2,085,839
Graco, Inc.	5,047	367,825
GVS SpA (Italy), 144A*	45,868	247,667
IDEX Corp.	11,698	2,433,418
IHI Corp. (Japan)	8,000	167,674
Illinois Tool Works, Inc.	6,104	1,405,812
Impro Precision Industries Ltd., 144A	696,000	235,365
KION Group AG (Germany)	18,252	698,124
Lincoln Electric Holdings, Inc.	2,478	450,476
Manitowoc Co., Inc. (The)*	18,327	275,821
METAWATER Co. Ltd. (Japan)	23,900	297,937
Middleby Corp. (The)*	2,069	264,832
MINEBEA MITSUMI, Inc. (Japan)	32,800	534,413
Moon Environment Technology Co. Ltd. (China) (Class A Stock)	109,700	223,052
Mueller Water Products, Inc. (Class A Stock)	32,454	411,517
Obara Group, Inc. (Japan)	19,300	497,655
Omega Flex, Inc.(a)	2,600	204,698
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Oshkosh Corp.	3,344	$319,118
Otis Worldwide Corp.	17,086	1,372,177
Proto Labs, Inc.*	6,697	176,801
Qingdao Hiron Commercial Cold Chain Co. Ltd. (China) (Class A Stock)	70,500	161,222
RBC Bearings, Inc.*(a)	1,856	434,545
Rotork PLC (United Kingdom)	192,439	729,043
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	160,100	1,464,399
SMC Corp. (Japan)	900	403,436
Spirax-Sarco Engineering PLC (United Kingdom)	4,914	568,811
Stanley Black & Decker, Inc.	16,681	1,394,198
Takeuchi Manufacturing Co. Ltd. (Japan)	14,900	487,228
Takuma Co. Ltd. (Japan)	22,300	230,607
Timken Co. (The)	5,452	400,667
Toro Co. (The)	7,040	585,024
Trelleborg AB (Sweden) (Class B Stock)	9,563	237,601
Trinity Industries, Inc.	9,400	228,890
Valmet OYJ (Finland)	13,375	305,359
Wabash National Corp.(a)	12,000	253,440
Weir Group PLC (The) (United Kingdom)	19,559	451,911
Westinghouse Air Brake Technologies Corp.	29,703	3,156,538
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,213,800	1,471,357
Zhejiang Dingli Machinery Co. Ltd. (China) (Class A Stock)	39,100	283,162
		37,327,777
Media — 0.3%
Altice USA, Inc. (Class A Stock)*	34,226	111,919
Ascential PLC (United Kingdom)*	427,963	1,088,129
Daily Journal Corp.*	604	177,576
Informa PLC (United Kingdom)	117,678	1,074,574
Liberty Broadband Corp. (Class C Stock)*	1,745	159,353
Nexstar Media Group, Inc.	2,187	313,550
oOh!media Ltd. (Australia)	246,312	223,090
Scholastic Corp.	4,123	157,251
Trade Desk, Inc. (The) (Class A Stock)*	15,292	1,195,070
WPP PLC (United Kingdom)	166,658	1,484,809
YouGov PLC (United Kingdom)	74,800	682,893
		6,668,214
Metals & Mining — 0.9%
Adriatic Metals PLC (Bosnia and Herzegowina), CDI*	176,676	411,036
Alpha Metallurgical Resources, Inc.	1,244	323,104
ArcelorMittal SA (Luxembourg)	38,058	952,822
BHP Group Ltd. (Australia) (ASE)	39,999	1,123,605
BHP Group Ltd. (Australia) (CBOE)	56,858	1,613,820
Boliden AB (Sweden)	29,387	843,314
Cleveland-Cliffs, Inc.*	16,329	255,222
Compass Minerals International, Inc.	3,730	104,254

A9

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Eramet SA (France)	2,811	$213,621
ERO Copper Corp. (Brazil)*	51,902	894,935
Filo Corp. (Canada)*	17,209	257,074
Franco-Nevada Corp. (Canada)(a)	7,131	951,917
Freeport-McMoRan, Inc.	55,030	2,052,069
Hoa Phat Group JSC (Vietnam)*	444,700	479,767
Mitsui Mining & Smelting Co. Ltd. (Japan)	8,400	212,952
Nippon Steel Corp. (Japan)	45,100	1,056,609
Orla Mining Ltd. (Canada)*	61,900	218,752
Pilbara Minerals Ltd. (Australia)	91,371	249,277
Reliance Steel & Aluminum Co.	3,028	794,032
Royal Gold, Inc.(a)	2,561	272,311
South32 Ltd. (Australia)	571,474	1,233,931
Southern Copper Corp. (Mexico)(a)	9,620	724,290
Sumitomo Metal Mining Co. Ltd. (Japan)	32,000	939,716
United States Steel Corp.	6,500	211,120
Warrior Met Coal, Inc.	8,009	409,100
Wesdome Gold Mines Ltd. (Canada)*	61,100	318,939
Wheaton Precious Metals Corp. (Brazil)(a)	31,741	1,287,098
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	137,000	284,517
		18,689,204
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance, Inc.(a)	27,675	280,348
Ellington Residential Mortgage REIT(a)	44,600	276,966
Granite Point Mortgage Trust, Inc.	46,181	225,363
Orchid Island Capital, Inc.(a)	13,040	110,970
Ready Capital Corp.(a)	21,426	216,617
Two Harbors Investment Corp.	13,744	181,971
		1,292,235
Multi-Utilities — 0.4%
Ameren Corp.	34,673	2,594,580
Black Hills Corp.	4,658	235,648
CMS Energy Corp.	34,851	1,850,937
Engie SA (France)	129,749	1,989,853
Northwestern Energy Group, Inc.	7,068	339,688
WEC Energy Group, Inc.	16,178	1,303,138
		8,313,844
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.(a)	8,549	855,755
Douglas Emmett, Inc.(a)	79,301	1,011,881
Great Portland Estates PLC (United Kingdom)	84,037	427,424
Kilroy Realty Corp.	21,695	685,779
SL Green Realty Corp.(a)	9,629	359,162
		3,340,001
Oil, Gas & Consumable Fuels — 3.2%
BP PLC (United Kingdom)	403,934	2,603,732
Cenovus Energy, Inc. (Canada)	88,541	1,843,504
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cheniere Energy, Inc.	6,230	$1,033,931
Chesapeake Energy Corp.(a)	6,910	595,849
Chevron Corp.	38,028	6,412,281
Comstock Resources, Inc.(a)	12,617	139,166
ConocoPhillips	29,789	3,568,722
Devon Energy Corp.	10,204	486,731
Diamondback Energy, Inc.	6,202	960,566
EOG Resources, Inc.	21,860	2,770,974
EQT Corp.(a)	156,316	6,343,303
Exxon Mobil Corp.	86,746	10,199,595
Galp Energia SGPS SA (Portugal)	220,571	3,267,125
Gazprom PJSC (Russia)*^	321,836	—
Gaztransport Et Technigaz SA (France)	4,192	515,234
Hess Corp.	11,114	1,700,442
Kinder Morgan, Inc.	132,285	2,193,285
Kosmos Energy Ltd. (Ghana)*	149,428	1,222,321
Magnolia Oil & Gas Corp. (Class A Stock)	14,687	336,479
Murphy Oil Corp.	3,776	171,242
NuVista Energy Ltd. (Canada)*	41,220	394,522
OMV AG (Austria)	23,280	1,111,959
Ovintiv, Inc.(a)	6,239	296,789
PBF Energy, Inc. (Class A Stock)	4,280	229,108
Range Resources Corp.	115,660	3,748,541
SM Energy Co.	8,999	356,810
Southwestern Energy Co.*	239,186	1,542,750
Suncor Energy, Inc. (Canada)	85,780	2,949,961
Texas Pacific Land Corp.(a)	157	286,299
TotalEnergies SE (France)	85,395	5,614,667
Williams Cos., Inc. (The)	59,722	2,012,034
		64,907,922
Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	6,789	246,101
Louisiana-Pacific Corp.	3,115	172,166
Suzano SA (Brazil)	124,298	1,337,306
		1,755,573
Passenger Airlines — 0.0%
Allegiant Travel Co.	3,100	238,266
Exchange Income Corp. (Canada)	9,215	304,215
Spirit Airlines, Inc.	4,300	70,950
		613,431
Personal Care Products — 0.6%
elf Beauty, Inc.*	5,068	556,618
Jamieson Wellness, Inc. (Canada), 144A	11,300	202,747
Kao Corp. (Japan)	33,300	1,234,265
Kenvue, Inc.	242,030	4,859,962
Medifast, Inc.	2,040	152,694
Unilever PLC (United Kingdom) (XLON)	58,815	2,909,390
Unilever PLC (United Kingdom) (XAMS)	38,506	1,906,332
		11,822,008

A10

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 3.5%
Arvinas, Inc.*	7,324	$143,843
Astellas Pharma, Inc. (Japan)	113,900	1,576,561
AstraZeneca PLC (United Kingdom), ADR	231,027	15,645,148
Bayer AG (Germany)	35,569	1,708,181
Chugai Pharmaceutical Co. Ltd. (Japan)	75,200	2,318,720
Daiichi Sankyo Co. Ltd. (Japan)	44,700	1,223,766
Elanco Animal Health, Inc.*	21,612	242,919
Eli Lilly & Co.	24,146	12,969,541
GSK PLC, ADR	61,774	2,239,308
Johnson & Johnson	35,470	5,524,453
Laboratorios Farmaceuticos Rovi SA (Spain)	12,159	658,114
Merck & Co., Inc.	39,038	4,018,962
Novartis AG (Switzerland)	23,581	2,408,296
Novo Nordisk A/S (Denmark), ADR(a)	31,047	2,823,414
Otsuka Holdings Co. Ltd. (Japan)	36,500	1,295,937
Pacira BioSciences, Inc.*	5,822	178,619
Pfizer, Inc.	82,712	2,743,557
Pliant Therapeutics, Inc.*(a)	10,748	186,370
Roche Holding AG	17,870	4,878,530
Royalty Pharma PLC (Class A Stock)	13,200	358,248
Sanofi	31,901	3,425,378
Structure Therapeutics, Inc., ADR*(a)	2,818	142,084
Supernus Pharmaceuticals, Inc.*	8,450	232,967
Takeda Pharmaceutical Co. Ltd. (Japan)	34,900	1,081,778
Torrent Pharmaceuticals Ltd. (India)	10,081	233,914
Ventyx Biosciences, Inc.*	4,584	159,202
Virbac SA (France)	1,155	311,591
Zoetis, Inc.	20,381	3,545,886
		72,275,287
Professional Services — 0.9%
ALS Ltd. (Australia)	22,951	168,574
Automatic Data Processing, Inc.	6,578	1,582,535
Beijing Career International Co. Ltd. (China) (Class A Stock)	36,200	157,352
Booz Allen Hamilton Holding Corp.	12,767	1,395,050
Broadridge Financial Solutions, Inc.	17,413	3,117,798
CBIZ, Inc.*	4,496	233,342
Ceridian HCM Holding, Inc.*(a)	14,956	1,014,765
CSG Systems International, Inc.	3,000	153,360
DKSH Holding AG (Switzerland)	8,113	548,780
Equifax, Inc.	5,166	946,308
Experian PLC	17,356	567,673
Exponent, Inc.(a)	2,800	239,680
FTI Consulting, Inc.*(a)	8,726	1,556,806
HeadHunter Group PLC (Russia), ADR*^(a)	7,400	1
Huron Consulting Group, Inc.*	1,862	193,946
Insperity, Inc.	2,315	225,944
Korn Ferry	4,367	207,170
ManpowerGroup, Inc.	2,798	205,149
Outsourcing, Inc. (Japan)	88,100	679,916
Paylocity Holding Corp.*	1,731	314,523
Persol Holdings Co. Ltd. (Japan)(a)	1,469,600	2,386,947
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Recruit Holdings Co. Ltd. (Japan)	25,500	$780,173
SS&C Technologies Holdings, Inc.	10,175	534,594
TeamLease Services Ltd. (India)*	8,015	250,469
Teleperformance SE (France)	2,763	346,912
TELUS International CDA, Inc. (Philippines)*	17,258	131,254
TransUnion	5,038	361,678
Upwork, Inc.*	9,800	111,328
Verisk Analytics, Inc.	1,757	415,074
Verra Mobility Corp.*	15,345	286,951
		19,114,052
Real Estate Management & Development — 0.5%
Aedas Homes SA (Spain), 144A	18,519	316,599
Altus Group Ltd. (Canada)	11,652	403,370
CBRE Group, Inc. (Class A Stock)*	6,990	516,281
China Overseas Property Holdings Ltd. (China)	300,000	337,632
China Resources Mixc Lifestyle Services Ltd. (China), 144A	176,000	708,428
Corp Inmobiliaria Vesta SAB de CV (Mexico)	111,600	367,315
Corp. Inmobiliaria Vesta SAB de CV (Mexico), ADR	2,644	86,908
DigitalBridge Group, Inc.	8,410	147,848
Hongkong Land Holdings Ltd. (Hong Kong)	191,800	684,017
Jones Lang LaSalle, Inc.*	3,424	483,400
Mitsubishi Estate Co. Ltd. (Japan)	93,500	1,219,803
Mitsui Fudosan Co. Ltd. (Japan)	107,500	2,367,582
Multiplan Empreendimentos Imobiliarios SA (Brazil)	102,300	501,675
Nexity SA (France)	15,990	235,735
Opendoor Technologies, Inc.*(a)	26,811	70,781
RE/MAX Holdings, Inc. (Class A Stock)	7,478	96,765
St. Joe Co. (The)	3,828	207,975
StorageVault Canada, Inc. (Canada)	123,800	411,983
Tokyo Tatemono Co. Ltd. (Japan)	45,600	630,474
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	149,000	574,237
		10,368,808
Residential REITs — 1.0%
American Homes 4 Rent (Class A Stock)	70,783	2,384,679
Apartment Income REIT Corp.	4,526	138,948
Apartment Investment & Management Co. (Class A Stock)*	32,345	219,946
AvalonBay Communities, Inc.(a)	16,839	2,891,930
Camden Property Trust	13,103	1,239,282
Equity LifeStyle Properties, Inc.(a)	96,789	6,166,427
Equity Residential	86,091	5,054,403
Essex Property Trust, Inc.(a)	11,062	2,346,139
Sun Communities, Inc.	4,455	527,205
		20,968,959

A11

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Retail REITs — 0.4%
Acadia Realty Trust	93,573	$1,342,772
Federal Realty Investment Trust	2,779	251,861
Kimco Realty Corp.	40,007	703,723
Regency Centers Corp.	46,542	2,766,456
RPT Realty	22,741	240,145
Simon Property Group, Inc.(a)	28,253	3,052,172
Urban Edge Properties	21,969	335,247
		8,692,376
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.*	10,586	1,088,453
Amkor Technology, Inc.	7,133	161,206
Analog Devices, Inc.	8,854	1,550,247
Applied Materials, Inc.	39,212	5,428,901
ASML Holding NV (Netherlands) (XAMS)	11,125	6,549,848
ASML Holding NV (Netherlands) (XNGS)	3,422	2,014,394
ASMPT Ltd. (Hong Kong)	37,100	330,548
Disco Corp. (Japan)	10,100	1,866,037
Entegris, Inc.	7,759	728,648
Infineon Technologies AG (Germany)	20,705	685,765
IQE PLC (United Kingdom)*(a)	1,066,179	227,490
King Yuan Electronics Co. Ltd. (Taiwan)	98,000	231,112
KLA Corp.	6,499	2,980,831
Lam Research Corp.	5,981	3,748,711
Lattice Semiconductor Corp.*	4,701	403,957
MACOM Technology Solutions Holdings, Inc.*	3,372	275,088
Marvell Technology, Inc.	36,301	1,964,973
MaxLinear, Inc.*	8,200	182,450
Microchip Technology, Inc.	29,077	2,269,460
Micron Technology, Inc.	51,152	3,479,871
MKS Instruments, Inc.	4,937	427,248
Monolithic Power Systems, Inc.	2,248	1,038,576
NVIDIA Corp.	39,576	17,215,164
NXP Semiconductors NV (China)	19,845	3,967,412
QUALCOMM, Inc.	25,862	2,872,234
Semtech Corp.*	7,408	190,756
Silergy Corp. (China)	65,000	616,124
Siltronic AG (Germany)	6,088	518,258
Socionext, Inc. (Japan)	1,000	98,542
SUMCO Corp. (Japan)	37,000	481,480
Synaptics, Inc.*	2,500	223,600
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	558,000	9,098,884
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	18,584	1,614,950
Technoprobe SpA (Italy)*	38,831	305,212
Texas Instruments, Inc.	51,500	8,189,015
Tokyo Electron Ltd. (Japan)	11,400	1,557,152
Tokyo Seimitsu Co. Ltd. (Japan)	6,000	299,984
Ultra Clean Holdings, Inc.*	5,143	152,593
		85,035,174
Software — 4.9%
ACI Worldwide, Inc.*	7,262	163,831
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Adeia, Inc.	19,000	$202,920
Adobe, Inc.*	1,722	878,048
Appfolio, Inc. (Class A Stock)*	926	169,115
Aspen Technology, Inc.*	844	172,395
Atlassian Corp. (Class A Stock)*	8,655	1,744,069
BILL Holdings, Inc.*	18,291	1,985,854
CCC Intelligent Solutions Holdings, Inc.*	37,465	500,158
Cerence, Inc.*	5,055	102,970
Confluent, Inc. (Class A Stock)*	23,989	710,314
Consensus Cloud Solutions, Inc.*	4,086	102,885
Constellation Software, Inc. (Canada)	1,118	2,308,080
Crowdstrike Holdings, Inc. (Class A Stock)*	7,328	1,226,561
Datadog, Inc. (Class A Stock)*	13,283	1,209,948
Descartes Systems Group, Inc. (The) (Canada) (XTSE)*	9,206	675,683
Descartes Systems Group, Inc. (The) (Canada) (XNGS)*	12,204	895,530
Digimarc Corp.*(a)	2,290	74,402
DocuSign, Inc.*	10,936	459,312
Dolby Laboratories, Inc. (Class A Stock)	2,830	224,306
Dynatrace, Inc.*	12,582	587,957
Esker SA (France)	1,881	248,134
FD Technologies PLC (United Kingdom)*	18,576	330,820
Five9, Inc.*	2,529	162,615
Fortinet, Inc.*	3,641	213,654
Fukui Computer Holdings, Inc. (Japan)	7,500	133,624
Guidewire Software, Inc.*	1,401	126,090
HashiCorp, Inc. (Class A Stock)*(a)	8,430	192,457
HubSpot, Inc.*	1,590	783,075
Informatica, Inc. (Class A Stock)*	9,044	190,557
Intuit, Inc.	6,239	3,187,755
Manhattan Associates, Inc.*	1,243	245,691
Microsoft Corp.	169,281	53,450,476
MicroStrategy, Inc. (Class A Stock)*(a)	397	130,327
NCR Corp.*	6,284	169,479
OneSpan, Inc.*	11,400	122,550
Palantir Technologies, Inc. (Class A Stock)*(a)	47,500	760,000
Pegasystems, Inc.	2,061	89,468
Procore Technologies, Inc.*	5,630	367,752
RingCentral, Inc. (Class A Stock)*	4,660	138,076
Roper Technologies, Inc.	16,755	8,114,111
Salesforce, Inc.*	8,677	1,759,522
Samsara, Inc. (Class A Stock)*	18,626	469,561
SAP SE (Germany)	16,453	2,129,710
ServiceNow, Inc.*	7,826	4,374,421
Splunk, Inc.*	2,056	300,690
Synopsys, Inc.*	7,083	3,250,885
Teradata Corp.*	4,025	181,206
UiPath, Inc. (Class A Stock)*	11,700	200,187
Unity Software, Inc.*(a)	3,714	116,582
Verint Systems, Inc.*	6,897	158,562
VMware, Inc. (Class A Stock)*	4,472	744,499
Workday, Inc. (Class A Stock)*	7,236	1,554,655

A12

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Workiva, Inc.*	1,513	$153,327
Xperi, Inc.*	11,628	114,652
Zoom Video Communications, Inc. (Class A Stock)*	5,625	393,412
Zscaler, Inc.*	4,562	709,802
		100,162,722
Specialized REITs — 1.5%
American Tower Corp.	41,385	6,805,763
Big Yellow Group PLC (United Kingdom)	34,637	394,703
Crown Castle, Inc.(a)	15,900	1,463,277
CubeSmart	49,594	1,891,019
Equinix, Inc.(a)	6,858	4,980,691
Extra Space Storage, Inc.(a)	14,101	1,714,400
Lamar Advertising Co. (Class A Stock)(a)	2,598	216,855
National Storage Affiliates Trust(a)	2,927	92,903
PotlatchDeltic Corp.(a)	7,500	340,425
Public Storage	23,825	6,278,364
Rayonier, Inc.(a)	37,822	1,076,414
SBA Communications Corp.(a)	11,887	2,379,421
Weyerhaeuser Co.	120,857	3,705,476
		31,339,711
Specialty Retail — 1.3%
Advance Auto Parts, Inc.(a)	2,839	158,785
Aritzia, Inc. (Canada)*	20,835	362,475
Auto1 Group SE (Germany), 144A*	11,599	73,932
AutoZone, Inc.*	1,179	2,994,648
Bath & Body Works, Inc.	10,147	342,969
Burlington Stores, Inc.*	4,069	550,536
Carvana Co.*(a)	10,708	449,522
Dick’s Sporting Goods, Inc.(a)	2,348	254,946
Five Below, Inc.*(a)	1,695	272,726
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	5,210	471,505
FSN E-Commerce Ventures Ltd. (India)*	76,682	141,105
GameStop Corp. (Class A Stock)*(a)	7,040	115,878
Hibbett, Inc.	4,000	190,040
Home Depot, Inc. (The)	23,994	7,250,027
Lojas Renner SA (Brazil)	107,000	285,245
Monro, Inc.	6,620	183,837
Nextage Co. Ltd. (Japan)(a)	89,000	1,357,024
ODP Corp. (The)*	4,034	186,169
Petco Health & Wellness Co., Inc.*(a)	25,731	105,240
RH*(a)	792	209,373
Ross Stores, Inc.	40,661	4,592,660
TJX Cos., Inc. (The)	10,725	953,238
Tractor Supply Co.	4,820	978,701
Ulta Beauty, Inc.*	4,388	1,752,787
Valvoline, Inc.	6,987	225,261
Watches of Switzerland Group PLC (United Kingdom), 144A*	55,833	363,616
Wayfair, Inc. (Class A Stock)*	3,178	192,491
Williams-Sonoma, Inc.(a)	2,088	324,475
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Yellow Hat Ltd. (Japan)	34,000	$431,356
		25,770,567
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	229,253	39,250,406
Dell Technologies, Inc. (Class C Stock)	4,290	295,581
Konica Minolta, Inc. (Japan)*	30,100	97,991
Pure Storage, Inc. (Class A Stock)*	9,391	334,507
Samsung Electronics Co. Ltd. (South Korea)	128,742	6,508,440
Super Micro Computer, Inc.*(a)	2,086	572,023
		47,058,948
Textiles, Apparel & Luxury Goods — 0.8%
Bosideng International Holdings Ltd. (China)	444,000	190,600
Columbia Sportswear Co.	4,341	321,668
Crocs, Inc.*	2,465	217,487
Deckers Outdoor Corp.*	770	395,849
Dr. Martens PLC (United Kingdom)	148,389	254,191
Ermenegildo Zegna NV (Italy)(a)	131,061	1,824,369
Kering SA (France)	3,497	1,588,908
Li Ning Co. Ltd. (China)	58,000	242,190
Lululemon Athletica, Inc.*	10,180	3,925,510
LVMH Moet Hennessy Louis Vuitton SE (France)	2,013	1,519,474
NIKE, Inc. (Class B Stock)	18,569	1,775,568
On Holding AG (Switzerland) (Class A Stock)*	13,399	372,760
Page Industries Ltd. (India)	707	331,221
Puma SE (Germany)	40,260	2,489,371
Skechers USA, Inc. (Class A Stock)*	7,262	355,475
		15,804,641
Tobacco — 0.6%
British American Tobacco PLC (United Kingdom)	29,120	914,330
Imperial Brands PLC (United Kingdom)	101,082	2,050,592
Philip Morris International, Inc.	101,249	9,373,633
		12,338,555
Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*	19,407	1,216,237
Air Lease Corp.	6,316	248,914
Ashtead Group PLC (United Kingdom)	29,590	1,794,415
Beijer Ref AB (Sweden)	26,965	283,706
Brenntag SE (Germany)	10,858	840,156
Diploma PLC (United Kingdom)	4,829	176,295
Ferguson PLC	4,465	734,359
Hanwa Co. Ltd. (Japan)	27,800	881,370
Herc Holdings, Inc.	2,152	255,959
IMCD NV (Netherlands)	4,978	629,392
NOW, Inc.*	15,300	181,611
Richelieu Hardware Ltd. (Canada)	11,221	328,637
SiteOne Landscape Supply, Inc.*	5,687	929,540
Sumitomo Corp. (Japan)	54,500	1,087,707

A13

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Watsco, Inc.	826	$311,997
		9,900,295
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	910	223,596
Water Utilities — 0.0%
Artesian Resources Corp. (Class A Stock)	4,427	185,890
California Water Service Group	7,357	348,059
		533,949
Wireless Telecommunication Services — 0.5%
Millicom International Cellular SA (Guatemala), SDR*	46,849	726,244
Telephone & Data Systems, Inc.	8,124	148,750
T-Mobile US, Inc.*	62,520	8,755,926
United States Cellular Corp.*	5,867	252,105
Vodafone Group PLC (United Kingdom)	665,598	623,932
		10,506,957

Total Common Stocks (cost $1,550,516,134)		1,582,164,923
Preferred Stocks — 0.3%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	10,372	973,175
Volkswagen AG (Germany) (PRFC)	10,119	1,162,667
		2,135,842
Life Sciences Tools & Services — 0.1%
Sartorius AG (Germany) (PRFC)	6,364	2,155,448
Machinery — 0.1%
Marcopolo SA (Brazil) (PRFC)	622,180	721,630

Total Preferred Stocks (cost $5,457,301)		5,012,920

	Units
Rights* — 0.0%
Ground Transportation
Localiza Rent a Car SA (Brazil), expiring 11/17/23	596	1,373
(cost $0)
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	1,328	6,785
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds — 0.0%
Retail
Carvana Co.,
Sr. Sec’d. Notes, 144A, PIK 12.000%
12.000%	12/01/28	137	$106,950
Sr. Sec’d. Notes, 144A, PIK 13.000%
13.000%	06/01/30	207	161,461
Sr. Sec’d. Notes, 144A, PIK 14.000%
14.000%	06/01/31	245	190,803
U.S. Government Agency Obligations — 0.8%
Federal National Mortgage Assoc.
3.000%	TBA	14,085	11,644,884
4.000%	TBA	1,310	1,166,207
4.500%	TBA	1,475	1,354,234
5.000%	TBA	2,190	2,066,128

Total U.S. Government Agency Obligations (cost $16,750,309)			16,231,453
U.S. Treasury Obligations — 0.0%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/24	17	16,402
0.125%	04/15/25	31	29,811
0.125%	10/15/25	3	2,568
0.125%	07/15/26	4	3,934
0.125%	10/15/26	30	27,670
0.125%	01/15/32	16	13,212
0.125%	02/15/52	14	7,728
0.625%	01/15/26	27	25,200
0.625%	07/15/32	1	825
0.750%	02/15/42	6	4,304
1.125%	01/15/33	12	10,568
1.250%	04/15/28	59	55,809
1.375%	07/15/33	1	1,024
1.500%	02/15/53	2	1,447
1.625%	10/15/27	24	23,442

Total U.S. Treasury Obligations (cost $237,579)			223,944

Total Long-Term Investments (cost $1,730,446,450)			1,759,278,249

	Shares
Short-Term Investments — 17.4%
Affiliated Mutual Funds — 16.6%
PGIM Core Ultra Short Bond Fund(wa)	226,143,616	226,143,616
PGIM Institutional Money Market Fund (cost $112,712,405; includes $112,263,975 of cash collateral for securities on loan)(b)(wa)	112,777,704	112,710,037

Total Affiliated Mutual Funds (cost $338,856,021)		338,853,653

A14

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n)(kk) — 0.8%
U.S. Treasury Bills
5.250%	12/14/23	16,730	$16,550,104
(cost $16,554,102)

Total Short-Term Investments (cost $355,410,123)			355,403,757

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.6% (cost $2,085,856,573)			2,114,682,006

Options Written*~ — (0.0)%
(premiums received $6,126)	(2,276)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.6% (cost $2,085,850,447)	2,114,679,730

Liabilities in excess of other assets(z) — (3.6)%	(72,529,137)

Net Assets — 100.0%	$2,042,150,593

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CHF	Swiss Franc
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
CDI	Chess Depository Interest
CDX	Credit Derivative Index
EAFE	Europe, Australasia, Far East
GDR	Global Depositary Receipt
GSI	Goldman Sachs International
MIB	Borsa Italiana Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange
XPAR	Paris Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,789 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $109,982,239; cash collateral of $112,263,975 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $1,617,973)	3.500%	TBA	10/12/23	$—	$—
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Deutsche Telekom AG	Call	GSI	11/17/23	21.50		100	EUR	10	$(846)
Julius Baer Group Ltd.	Call	GSI	11/17/23	65.00		17	CHF	2	(334)
A15

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Partners Group Holding AG	Call	GSI	11/17/23	1,100.00		9	CHF	—(r)	$(1,096)
Total Options Written (premiums received $6,126)								$(2,276)
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
20	2 Year U.S. Treasury Notes	Dec. 2023	$4,054,219	$(10,028)
149	5 Year U.S. Treasury Notes	Dec. 2023	15,698,548	(132,038)
92	10 Year U.S. Treasury Notes	Dec. 2023	9,941,750	(236,387)
58	20 Year U.S. Treasury Bonds	Dec. 2023	6,599,313	(420,534)
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	118,688	(10,283)
340	Mini MSCI EAFE Index	Dec. 2023	34,705,500	(894,454)
128	Mini MSCI Emerging Markets Index	Dec. 2023	6,115,200	(170,036)
139	Russell 2000 E-Mini Index	Dec. 2023	12,500,270	(436,540)
301	S&P 500 E-Mini Index	Dec. 2023	65,098,775	(2,154,572)
29	S&P Mid Cap 400 E-Mini Index	Dec. 2023	7,309,160	(166,458)
				$(4,631,330)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)		Value at Trade Date		Value at September 30, 2023		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	170,800		0.736%		$2,188,306		$2,098,095		$(90,211)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A16